RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Balance due to related parties	$ 3,592,873
Payables and accrued wages the Company’s Chief Executive Officer	3,134,116
Wages to the Company’s President	458,757
Related party balance		3,186,130
Balance due David Reichman		2,817,373
Balance due Kathy Griffin		368,757
Mr. Reichman advanced the company	99,891
Mr. Reichman advanced the company was repaid	40,465
Interest accrued	$ 7,316